PREMISES AND EQUIPMENT, NET - Premises and equipment for own use (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
PREMISES AND EQUIPMENT, NET
Beginning Balance	$ 2,510,162	$ 2,395,183
Additions	371,376	353,699
Expenses depreciation	(201,956)	(181,703)
Disposals	(214,831)	(83,070)
Assets classified as held for sale	(101)	(3,297)
Effect of changes in foreign exchange rate	98,742	29,350
Ending Balance	2,563,392	2,510,162
Cost
PREMISES AND EQUIPMENT, NET
Beginning Balance	3,846,292	3,699,543
Additions	371,376	354,751
Disposals	(444,940)	(269,232)
Assets classified as held for sale	(116)	(3,386)
Effect of changes in foreign exchange rate	202,266	64,616
Ending Balance	3,974,878	3,846,292
Cost | Land
PREMISES AND EQUIPMENT, NET
Beginning Balance	498,981	486,915
Additions	39,661	17,410
Disposals	(15,206)	(12,988)
Effect of changes in foreign exchange rate	28,048	7,644
Ending Balance	551,484	498,981
Cost | Construction in progress
PREMISES AND EQUIPMENT, NET
Beginning Balance	63,192	30,898
Additions	35,205	38,395
Disposals	(65,769)	(7,330)
Effect of changes in foreign exchange rate	4,412	1,229
Ending Balance	37,040	63,192
Cost | Buildings
PREMISES AND EQUIPMENT, NET
Beginning Balance	1,652,899	1,606,420
Additions	127,695	68,785
Disposals	(70,783)	(42,705)
Assets classified as held for sale		(2,876)
Effect of changes in foreign exchange rate	85,429	23,275
Ending Balance	1,795,240	1,652,899
Cost | Furniture and fixtures
PREMISES AND EQUIPMENT, NET
Beginning Balance	666,748	647,278
Additions	44,767	45,269
Disposals	(83,214)	(38,181)
Effect of changes in foreign exchange rate	34,084	12,382
Ending Balance	662,385	666,748
Cost | Computer equipment
PREMISES AND EQUIPMENT, NET
Beginning Balance	895,602	896,146
Additions	83,503	123,795
Disposals	(145,334)	(144,387)
Effect of changes in foreign exchange rate	47,285	20,048
Ending Balance	881,056	895,602
Cost | Vehicles
PREMISES AND EQUIPMENT, NET
Beginning Balance	27,203	22,384
Additions	19,488	8,644
Disposals	(6,985)	(3,321)
Assets classified as held for sale	(116)	(510)
Effect of changes in foreign exchange rate	2,776	6
Ending Balance	42,366	27,203
Cost | Leasehold improvements
PREMISES AND EQUIPMENT, NET
Beginning Balance	41,667	9,502
Additions	21,057	52,453
Disposals	(57,649)	(20,320)
Effect of changes in foreign exchange rate	232	32
Ending Balance	5,307	41,667
Accumulated depreciation
PREMISES AND EQUIPMENT, NET
Beginning Balance	(1,336,130)	(1,304,360)
Additions		(1,052)
Expenses depreciation	(201,956)	(181,703)
Disposals	230,109	186,162
Assets classified as held for sale	15	89
Effect of changes in foreign exchange rate	(103,524)	(35,266)
Ending Balance	(1,411,486)	(1,336,130)
Accumulated depreciation | Buildings
PREMISES AND EQUIPMENT, NET
Beginning Balance	(390,798)	(360,921)
Expenses depreciation	(33,158)	(29,982)
Disposals	7,633	10,628
Effect of changes in foreign exchange rate	(42,461)	(10,523)
Ending Balance	(458,784)	(390,798)
Accumulated depreciation | Furniture and fixtures
PREMISES AND EQUIPMENT, NET
Beginning Balance	(389,892)	(372,471)
Expenses depreciation	(53,785)	(43,466)
Disposals	80,105	34,473
Effect of changes in foreign exchange rate	(24,433)	(8,428)
Ending Balance	(388,005)	(389,892)
Accumulated depreciation | Computer equipment
PREMISES AND EQUIPMENT, NET
Beginning Balance	(539,795)	(558,561)
Expenses depreciation	(110,969)	(104,164)
Disposals	140,254	139,204
Effect of changes in foreign exchange rate	(35,444)	(16,274)
Ending Balance	(545,954)	(539,795)
Accumulated depreciation | Vehicles
PREMISES AND EQUIPMENT, NET
Beginning Balance	(14,477)	(11,376)
Additions		(1,052)
Expenses depreciation	(3,771)	(3,966)
Disposals	1,103	1,846
Assets classified as held for sale	15	89
Effect of changes in foreign exchange rate	(1,103)	(18)
Ending Balance	(18,233)	(14,477)
Accumulated depreciation | Leasehold improvements
PREMISES AND EQUIPMENT, NET
Beginning Balance	(1,168)	(1,031)
Expenses depreciation	(273)	(125)
Disposals	1,014	11
Effect of changes in foreign exchange rate	(83)	(23)
Ending Balance	$ (510)	$ (1,168)